COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Financial Arrangements
Commitments and financial arrangements, excluding capital lease commitments that are described in Note 8, included the following as of December 31, 2010 (in millions):

Standby letters of credit	(a)	$19
Bonds	(b)	$31
Benefit plan withdrawal obligations	(c)	$99

These amounts are not recorded on the Company's consolidated balance sheet and it is not expected that the Company or its subsidiaries will be called upon to advance funds under these commitments.

(a)
Consists of standby letters of credit, issued by the Company's lenders under the Company's revolving credit facilities. Approximately $8 million of the letters of credit are required to allow the Company to qualify as a self-insurer for state and federal workers' compensation liabilities. The balance includes approximately $11 million related to the Company's real estate business. In the event the letters of credit are drawn upon, the Company would be obligated to reimburse the issuer of the letter of credit. None of the letters of credit has been drawn upon to date, and the Company believes it is unlikely that any of these letters of credit will be drawn upon.

(b)
Consists of approximately $17 million of construction bonds related to real estate projects in Hawaii, approximately $13 million in U.S. customs bonds, and approximately $1 million related to transportation and other matters. In the event the bonds are drawn upon, the Company would be obligated to reimburse the surety that issued the bond. None of the bonds has been drawn upon to date, and the Company believes it is unlikely that any of these bonds will be drawn upon.

(c)
Represents the withdrawal liabilities for multiemployer pension plans, in which Matson is a participant. The withdrawal liability aggregated approximately $99 million as of the most recent valuation date. Management has no present intention of withdrawing from and does not anticipate termination of any of the aforementioned plans.